Summary of Significant Accounting Policies	0 Months Ended	9 Months Ended
	Apr. 15, 2013	Sep. 30, 2013
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3—Summary of Significant Accounting Policies

Basis of Presentation

        The balance sheet has been prepared by management in accordance with generally accepted accounting principles.

Start Up Costs

        Start up costs incurred will be expensed. Costs related to the Offering and related formation transactions have been incurred by our predecessor. Upon successful completion of the Offering, such costs will be reimbursed from the proceeds of the Offering.

Note 2—Summary of Significant Accounting Policies

The accompanying unaudited condensed consolidated and combined financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the results for the periods ended September 30, 2013 and 2012 pursuant to the instructions to Form 10-Q and Article 10 of Regulation S-X. All such adjustments are of a normal recurring nature. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. These financial statements should be read in conjunction with the audited financial statements included in the Trust’s final prospectus dated July 18, 2013 filed with the Securities and Exchange Commission on July 19, 2013. Operating results for interim periods are not necessarily indicative of results that may be expected for the entire year ending December 31, 2013.

Classification of Assets and Liabilities

The financial affairs of the Trust generally do not involve a business cycle since the realization of assets and the liquidation of liabilities are usually dependent on the Trust’s circumstances. Accordingly, the classification of current assets and current liabilities is not considered appropriate and has been omitted from the condensed consolidated and combined statements of assets and liabilities.

Noncontrolling Interests

In connection with the closing of the IPO, the Trust and the Operating Partnership completed related formation transactions pursuant to which the Operating Partnership acquired from the Ziegler Funds,  the Ziegler Funds’ ownership interests in 19 medical office buildings located in ten states in exchange for an aggregate of 2,744,000 OP Units and the payment of approximately $36.9 million of debt related to such properties.

In connection with the acquisition of a surgical center hospital in the New Orleans, Louisiana metropolitan area for approximately $37.5 million, on September 30, 2013, the Trust partially funded the purchase price by issuing 954,877 OP Units valued at approximately $11.5 million on the date of issuance.

Noncontrolling interests in the Trust represent OP Units held by the Predecessor’s prior investors and other investors.  As of September 30, 2013, the Trust held a 76.4% interest in the Operating Partnership.  As the sole general partner and the majority interest holder, the Trust consolidates the financial position and results of operation of the Operating Partnership.

Holders of OP Units may not transfer their units without the Trust’s prior written consent, as general partner of the Operating Partnership.  Beginning on the first anniversary of the issuance of OP Units, OP Unit holders may tender their units for redemption by the Operating Partnership in exchange for cash equal to the market price of the Trust’s common shares at the time of redemption or, for common shares on a one-for-one basis.  Accordingly, the Trust presents the OP Units of the Operating Partnership held by the Predecessor’s prior investors and other investors as noncontrolling interests within equity in the consolidated balance sheet.

Dividends and Distributions

On September 30, 2013, the Trust’s Board of Trustees declared an initial, prorated cash dividend of $0.18 per share for the quarterly period from July 19, 2013 (the date of the IPO) through September 30, 2013, which is equivalent to a full quarterly dividend of $0.225 per share.  The dividend was paid on November 1, 2013 to common shareholders and common OP unit holders of record on October 18, 2013.

Impairment of Intangible and Long-Lived Assets

The Trust evaluates the recoverability of the recorded amount of intangible and long-lived assets whenever events or changes in circumstances indicate that the recorded amount of an asset may not be fully recoverable. Impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. If we determine that an asset is impaired, the impairment to be recognized is measured as the amount by which the recorded amount of the asset exceeds its fair value. Assets to be disposed of are reported at the lower of the recorded amount or fair value less cost to sell. Fair value is determined using a discounted future cash flow analysis.

The Trust did not recognize any impairment for the three months ended September 30, 2013, nor did the Predecessor in the comparative period presented.

Rental Revenue

Rental revenue is recognized on a straight-line basis over the terms of the related leases when collectability is reasonably assured. Recognizing rental revenue on a straight-line basis for leases may result in recognizing revenue for amounts more or less than amounts currently due from tenants. Amounts recognized in excess of amounts currently due from tenants are included in other assets and were $1.4 million and $1.3 million as of September 30, 2013 and December 31, 2012, respectively. If the Trust determines that collectability of straight-line rents is not reasonably assured, the Trust limits future recognition to amounts contractually owed and, where appropriate, establishes an allowance for estimated losses. Rental revenue is reduced by amortization of lease inducements and above market rents on certain leases. Lease inducements and above market rents are amortized over the average remaining life of the lease.

Expense Recoveries

Expense recoveries relate to tenant reimbursement of real estate taxes, insurance and other operating expenses that are recognized as expense recovery revenue in the period the applicable expenses are incurred. The reimbursements are recorded at gross, as the Trust is generally the primary obligor with respect to real estate taxes and purchasing goods and services from third-party suppliers and has discretion in selecting the supplier and bears the credit risk of tenant reimbursement.

The Trust has certain tenants with absolute net leases. Under these lease agreements, the tenant is the responsible for operating and building expenses. For absolute net leases, the Trust does not recognize expense recoveries

Earnings Per Share

The Trust calculates earnings per share based upon the weighted average shares outstanding during the period beginning July 24, 2013.  Diluted net income per share is calculated after giving effect to all potential diluted shares outstanding during the period.  There were 3,698,877 potentially dilutive shares outstanding related to the issuance of OP Units held by noncontrolling interests during the three and nine month periods ended September 30, 2013. However, the shares were excluded from the computation of diluted shares as their impact would have been anti-dilutive.  As a result, the number of diluted outstanding shares was treated equal to the number of outstanding shares.

Management Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined financial statements and the amounts of revenue and expenses reported in the period. Significant estimates are made for the valuation of real estate and intangibles, valuation of financial instruments, impairment assessments and fair value assessments with respect to purchase price allocations. Actual results could differ from these estimates.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current financial statement presentation, with no effect on the consolidated financial position or results of operations.